UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name	of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund	Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Shares/Par (000)	Value
Common Stocks — 0.2%
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(a)		9,191	$1,002

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.(a)		11,672	162,823

Household Durables — 0.0%
Berkline Benchcraft Equity LLC(a)(b)		6,155	—

Internet Software & Services — 0.0%
New Holdings LLC(a)		365	127,750

Metals & Mining — 0.0%
Ameriforge Group, Inc.(a)		832	37,024

Software — 0.1%
Avaya Holdings Corp.(a)		21,537	449,693

Specialty Retail — 0.0%
Things Remembered, Inc.(a)(b)		551,052	6

Total Common Stocks — 0.2% (Cost — $1,003,193)			778,298

Asset-Backed Securities — 2.0%
ALM VII R Ltd., Series 2013-7RA, Class BR, (3 mo. LIBOR US + 2.70%), 4.42%, 10/15/28(c)(d)	USD	250	255,680
ALM XVII Ltd., Series 2015-17A, Class C1, (3 mo. LIBOR US + 4.15%), 5.87%, 01/15/28(c)(d)		250	253,554
AMMC CLO Ltd., Series 2014-15A, Class D, (3 mo. LIBOR US + 4.20%), 5.74%, 12/09/26(c)(d)		250	255,541
Ares XXXIII CLO Ltd., Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.95%), 3.44%, 12/05/25(c)(d)		300	303,311
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class DR, (3 mo. LIBOR US + 3.60%), 5.32%, 10/15/26(c)(d)		500	502,735
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class C, 4.40%, 10/15/30(d)(e)		250	252,583
Cedar Funding II CLO, Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.23%), 2.77%, 06/09/30(c)(d)		500	503,493
CIFC Funding II Ltd., Series 2014-2A, Class A3LR, (3 mo. LIBOR US + 2.25%), 3.70%, 05/24/26(c)(d)		275	275,660
CIFC Funding Ltd.(d)(e):
1.00%, 04/18/31		375	375,000

Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.(d)(e) (continued):
Series 2018-1A, Class B, 1.00%, 04/18/31	USD	375	$375,000
Galaxy CLO Ltd., Series 2015-21A, Class AR, 1.00%, 04/20/31(d)(e)		250	250,000
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.20%), 3.56%, 04/20/29(c)(d)		250	250,690
Highbridge Loan Management Ltd.(d):
Series 2013-2A, Class CR, 4.64%, 10/20/29(e)		250	256,337
Series 2015-7A, Class C, (3 mo. LIBOR US + 3.38%), 4.80%, 11/15/26(c)		250	251,134
LCM XVIII LP, Series 18A, Class INC, 1.00%, 04/20/27(d)(e)		750	446,568
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.65%), 4.37%, 04/15/26(c)(d)		250	250,682
Symphony CLO Ltd., Series 2016-17A, Class D, (3 mo. LIBOR US + 4.80%), 6.52%, 04/15/28(c)(d)		250	254,246
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, (3 mo. LIBOR US + 2.20%), 3.57%, 12/21/29(c)(d)		250	253,183
Treman Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.86%), 5.60%, 04/20/27(c)(d)		700	704,290
Voya CLO Ltd., Series 2013-3A, Class A2R, (3 mo. LIBOR US + 1.50%), 3.23%, 01/18/26(c)(d)		250	250,197
Webster Park CLO Ltd., Series 2015-1A(c)(d):
Class B1, (3 mo. LIBOR US + 3.10%), 4.84%, 01/20/27		250	250,498
Class C, (3 mo. LIBOR US + 4.05%), 5.79%, 01/20/27		250	250,443

Total Asset-Backed Securities — 2.0% (Cost — $7,145,580)			7,020,825

Corporate Bonds — 7.8%

Aerospace & Defense — 0.5%
Bombardier, Inc.(d):
7.75%, 03/15/20		940	1,012,850

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Aerospace & Defense (continued)
Bombardier, Inc.(d) (continued):
7.50%, 03/15/25	USD	713	$740,629

			1,753,479
Airlines — 0.5%
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 06/03/18		1,585	1,596,887

Capital Markets — 0.3%
Blackstone CQP Holdco LP(d):
6.50%, 03/20/21		941	954,174
6.00%, 08/18/21		153	154,759

			1,108,933
Chemicals — 0.4%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		527	539,516
Momentive Performance Materials, Inc., 3.88%, 10/24/21		665	694,573

			1,234,089
Construction Materials — 0.0%
HD Supply, Inc., 5.75%, 04/15/24(d)		137	146,590

Containers & Packaging — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 05/15/24(d)		200	214,940
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(3 mo. LIBOR US + 3.50%), 5.22%, 07/15/21(c)(d)		2,330	2,370,775

			2,585,715
Diversified Consumer Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 05/15/23(d)		142	157,088

Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
6.13%, 01/15/21		337	342,055

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc. (continued):
5.25%, 03/15/26	USD	1,328	$1,303,100

			1,645,155
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/01/20(b)(d)		654	—

Environmental, Maintenance, & Security Service — 0.1%
Tervita Escrow Corp., 7.63%, 12/01/21(d)		330	330,412

Health Care Providers & Services — 0.1%
CHS/Community Health Systems, Inc., 5.13%, 08/01/21		339	316,118

Health Care Services — 0.0%
Aveta Inc. Escrow, 7.00%, 04/01/19(b)(d)		827	—

Hotels, Restaurants & Leisure — 0.2%
New Red Finance, Inc., 5.00%, 10/15/25(d)		600	600,750
Scientific Games International, Inc., 7.00%, 01/01/22(d)		237	250,035

			850,785
Household Durables — 0.0%
Berkline/Benchcraft LLC, 4.50%, 06/01/18(b)(i)		400	—

Media — 1.0%
Altice Financing SA(d):
6.63%, 02/15/23		335	339,322
7.50%, 05/15/26		525	545,344
Altice US Finance I Corp., 5.50%, 05/15/26(d)		200	204,500
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		752	774,161
Series B, 7.63%, 03/15/20		335	332,488
CSC Holdings LLC, 10.88%, 10/15/25(d)		335	398,968
SFR Group SA(d):
6.00%, 05/15/22		512	499,686
7.38%, 05/01/26		378	372,330

			3,466,799

Metals & Mining — 1.4%
Constellium NV, 6.63%, 03/01/25(d)		250	263,750
Freeport-McMoRan, Inc.:
2.38%, 03/15/18		1,238	1,237,629
3.88%, 03/15/23		375	372,656
Novelis Corp., 6.25%, 08/15/24(d)		895	937,513

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Metals & Mining (continued)
Teck Resources Ltd., 3.75%, 02/01/23	USD	1,875	$1,879,687

			4,691,235
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/24		415	472,062
CONSOL Energy, Inc., 5.88%, 04/15/22		1,385	1,423,212
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 09/30/21(d)		615	647,287
Halcon Resources Corp., Series WI, 6.75%, 02/15/25		175	184,188
NGPL PipeCo LLC(d):
4.38%, 08/15/22		365	368,760
4.88%, 08/15/27		260	267,150

			3,362,659
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International, Inc., 5.50%, 11/01/25(d)		1,150	1,158,625

Software — 0.7%
Infor US, Inc., 6.50%, 05/15/22		720	742,500
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)		879	985,579
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23(d)		541	561,287

			2,289,366
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 08/15/20		200	211,085
VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23		29	32,045

			243,130

Total Corporate Bonds — 7.8% (Cost — $26,563,896)			26,937,065

Floating Rate Loan Interests(f) — 133.5%
Advertising Agencies — 0.2%
EIG Management Company LLC, 2018 Term Loan B, 1.00%, 01/31/25(b)(g)		785	785,000

Aerospace & Defense — 2.1%
Accudyne Industries LLC, 2017 Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.32%, 08/16/24		2,140	2,158,637
DAE Aviation Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.32%, 07/07/22		314	317,191
Engility Corp.:
Term Loan B1, (1 mo. LIBOR + 2.75%), 4.32%, 08/12/20		192	193,884

Security		Par (000)	Value
Aerospace & Defense (continued)
Engility Corp. (continued):
Term Loan B2, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 08/12/23	USD	348	$351,383
GTCR Valor Companies, Inc., 2017 Term Loan B1, (3 mo. LIBOR + 4.25%), 5.94%, 06/16/23		488	492,046
TransDigm, Inc., 2017 Extended Term Loan F, (1 mo. LIBOR + 2.75%), 4.44%, 06/09/23		3,692	3,723,305

			7,236,446
Air Freight & Logistics — 0.7%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2, (1 mo. LIBOR + 2.25%), 3.81%, 04/03/22		516	515,593
CEVA Group PLC, Letter of Credit, (3 mo. LIBOR + 5.50%), 6.50%, 03/19/21(b)		447	425,627
CEVA Intercompany BV, Dutch Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.27%, 03/19/21		454	439,933
CEVA Logistics Canada ULC, Canadian Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.27%, 03/19/21		81	78,258
CEVA Logistics US Holdings, Inc., Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.27%, 03/19/21		604	585,917
Livingston International Inc., Term Loan B3, (3 mo. LIBOR + 5.75%), 7.44%, 03/20/20(b)		326	318,708

			2,364,036
Airlines — 0.0%
Northwest Airlines, Inc., Term Loan, (6 mo. LIBOR + 1.23%), 2.68%, 09/10/18(b)		145	143,724

Auto Components — 0.9%
Boing US Holdco Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.88%, 10/03/24(b)		775	780,813
Dayco Products LLC, 2017 Term Loan B, (3 mo. LIBOR + 5.00%), 6.48%, 05/19/23(b)		637	644,760
FPC Holdings, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 5.69%, 11/19/19		587	584,654
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.56%, 04/30/19		374	375,381
GPX International Tire Corp., Term Loan(b)(i):
12.25%, 12/31/49		274	—

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Auto Components (continued)
GPX International Tire Corp., Term Loan(b)(i) (continued):
PIK, 13.00%, 12/31/49	USD	4	$—
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.69%, 05/16/24		798	801,392

			3,187,000
Automobiles — 0.3%
CH Hold Corp.:
1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 02/01/24		790	795,968
2nd Lien Term Loan, (1 mo. LIBOR + 7.25% 1.00% Floor), 8.82%, 02/01/25(b)		150	151,875

			947,843
Banks — 0.3%
Capri Finance LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 5.02%, 11/01/24		1,005	1,005,834

Building Materials — 0.3%
Allied Universal HoldCo LLC, 2015 Term Loan, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.44%, 07/28/22		514	508,091
USAGM HoldCo LLC, 2015 2nd Lien Term Loan, (3 mo. LIBOR + 8.50% 1.00% Floor), 10.27%, 07/28/23		395	390,391

			898,482
Building Products — 1.5%
Continental Building Products LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 3.94%, 08/18/23		681	686,784
CPG International Inc., 2017 Term Loan, (6 mo. LIBOR + 3.75% 1.00% Floor), 5.59%, 05/03/24		1,192	1,204,119
Jeld-Wen Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 3.69%, 12/14/24		995	1,001,219
NCI Building Systems, Inc., 2018 Term Loan, 2.50%, 01/26/25		190	190,357
Ply Gem Industries, Inc., Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 02/01/21		467	470,650

Security		Par (000)	Value
Building Products (continued)
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.95%, 12/19/23	USD	1,624	$1,637,347

			5,190,476
Capital Markets — 1.3%
Duff & Phelps Corp.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.94%, 10/14/24		440	443,630
2017 Term Loan B, 3.50%, 11/29/24		330	333,095
FinCo I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.32%, 12/27/22		900	911,997
Greenhill & Co., Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.30%, 10/12/22(b)		971	978,283
RPI Finance Trust, Term Loan B6, (3 mo. LIBOR + 2.00%), 3.69%, 03/27/23		1,648	1,658,920

			4,325,925
Chemicals — 4.0%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 01/31/24		627	631,865
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 3.69%, 06/01/24		1,431	1,440,429
CeramTec Acquisition Corp., Term Loan B2, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 08/30/20		69	68,698
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 05/16/24		891	894,702
Chemours Company, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.08%, 05/12/22		556	560,513
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.19%, 06/28/24		380	381,265
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 11/07/24		640	645,600
Evergreen Acqco 1 LP, Term Loan, (3 mo. LIBOR + 3.75%), 5.49%, 07/09/19		271	259,045
H.B. Fuller Co., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.81%, 10/20/24		1,436	1,446,972

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Chemicals (continued)
MacDermid, Inc.:
Term Loan B6, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 06/07/23	USD	800	$805,504
Term Loan B7, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.07%, 06/07/20		1,178	1,186,238
OXEA Finance & Cy SCA, 2017 Term Loan B2, (3 mo. LIBOR + 3.50%), 5.25%, 10/11/24		2,195	2,206,475
PQ Corp.:
2017 Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.02%, 11/04/22		844	849,237
2018 Term Loan B, 3.00%, 02/08/25		911	918,638
Solenis International LP:
1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.73%, 07/31/21		913	911,795
2nd Lien Term Loan, (3 mo. LIBOR + 6.75% 1.00% Floor), 8.23%, 07/31/22		357	343,807
Tata Chemicals North America, Inc., Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.50%, 08/07/20		254	254,227

			13,805,010

Commercial Services & Supplies — 7.3%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.72%, 11/10/23		2,003	2,015,091
Aramark Services, Inc., 2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.57%, 03/11/25		181	182,217
Asurion LLC:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.57%, 08/04/25		606	624,937
2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.32%, 08/04/22		1,212	1,220,455
2017 Term Loan B5, (1 mo. LIBOR + 3.00%), 4.57%, 11/03/23		1,908	1,922,179
Camelot UK Holdco Ltd., 2017 Repriced Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 10/03/23		2,378	2,401,210
Casella Waste Systems, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.06%, 10/17/23(b)		574	578,506
			2,246,928

Security		Par (000)	Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.57%, 06/27/24	USD	403	$405,244
Convergint Technologies LLC(b):
2018 1st Lien Term Loan, 3.00%, 01/25/25		358	360,027
2018 Delayed Draw Term Loan, 0.00%,		38	38,559
Creative Artists Agency LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.06%, 02/15/24		1,267	1,271,952
Dealer Tire, LLC, 2017 Term Loan B, (OR + 3.25% 1.00% Floor), 5.00%, 12/22/21(b)		756	769,011
Employbridge LLC, Exit Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 8.19%, 05/16/20		227	223,495
Garda World Security Corp., 2017 Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.97%, 05/24/24		565	569,985
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75% 1.00% Floor), 6.44%, 11/03/23		585	590,853
KAR Auction Services, Inc.:
Term Loan B4, (3 mo. LIBOR + 2.25%), 4.00%, 03/11/21		527	532,149
Term Loan B5, (3 mo. LIBOR + 2.50%), 4.25%, 03/09/23		1,020	1,029,191
Phoenix Services International LLC, Term Loan, 4.50%, 01/26/25		660	664,950
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 05/02/22		1,713	1,727,129
US Security Associates Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.69%, 07/14/23		1,478	1,493,669
Catalent Pharma Solutions, Inc., Term Loan B, (1 mo. LIBOR + 2.25% 1.00% Floor), 3.82%, 05/20/24		2,233	2,086,610
Wrangler Buyer Corp., Term Loan B, (1 mo. LIBOR + 3.00%), 4.57%, 09/27/24		2,216	2,232,025

			25,186,372

Communications Equipment — 1.6%
Avantor, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.56%, 11/21/24		1,718	1,741,623
Avaya, Inc., Exit Term Loan B, (1 mo. LIBOR + 4.75% 1.00% Floor), 6.31%, 12/15/24		902	905,929

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Communications Equipment (continued)
Colorado Buyer, Inc., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 05/01/24	USD	1,055	$1,061,292
CommScope, Inc., Term Loan B5, (1 mo. LIBOR + 2.00%), 3.57%, 12/29/22		397	399,772
Riverbed Technology, Inc., 2016 Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.83%, 04/24/22		177	175,379
Securus Technologies Holdings, Inc., 2017 1st Lien Term Loan, (2 mo. LIBOR + 4.50% 1.00% Floor), 6.12%, 11/01/24		1,078	1,092,154

			5,376,149
Construction & Engineering — 1.6%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 6.01%, 06/21/24		4,056	4,104,768
CNT Holdings III Corp., 2017 Term Loan, (2 mo. LIBOR + 3.25% 1.00% Floor), 4.88%, 01/22/23		454	441,199
Pike Corp., Replacement Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.08%, 09/20/24		333	338,112
USIC Holdings, Inc., 2017 Term Loan B, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.00%, 12/08/23		567	571,636

			5,455,715
Construction Materials — 1.6%
Core & Main LP, 2017 Term Loan B, (6 mo. LIBOR + 3.00% 1.00% Floor), 4.46%, 08/01/24		1,706	1,715,328
Filtration Group Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 11/21/20		2,532	2,561,419
GYP Holdings III Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.77%, 04/01/23		1,359	1,369,077

			5,645,824
Containers & Packaging — 1.6%
Berlin Packaging LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 10/01/21		358	361,163
Berry Plastics Group, Inc., Term Loan M, (1 mo. LIBOR + 2.25%), 3.80%, 10/01/22		3,102	3,125,192

Security		Par (000)	Value
Containers & Packaging (continued)
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 4.96%, 04/03/24	USD	1,098	$1,105,716
Plastipak Holdings, Inc., Term Loan B, (3 mo. LIBOR + 2.75%), 4.45%, 10/14/24		544	549,074
Proampac PG Borrower LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 11/18/23		302	305,429

			5,446,574
Distributors — 1.0%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.07%, 10/31/23		1,609	1,619,403
American Tire Distributors Holdings, Inc., 2015 Term Loan, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.82%, 09/01/21		565	571,380
TriMark USA LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.07%, 08/28/24		1,356	1,368,555
Delayed Draw Term Loan, 3.50%, 08/28/24		44	44,591

			3,603,929
Diversified Consumer Services — 3.8%
AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 12/13/23		1,287	1,296,426
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 07/12/24		713	715,887
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.57%, 11/07/23		1,994	2,012,138
Equian LLC, Term Loan B, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.31%, 05/20/24		1,041	1,051,332
J.D. Power and Associates, 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.94%, 09/07/23		860	866,245
Nomad Foods Europe Midco Ltd.:
2017 Delayed Draw Term Loan B6, 05/15/24(g)		141	141,016
2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 3.81%, 05/15/24		708	711,657
Serta Simmons Bedding LLC, 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.19%, 11/08/23		2,063	2,017,622

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Diversified Consumer Services (continued)
ServiceMaster Co., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.07%, 11/08/23	USD	1,497	$1,505,799
Spin Holdco Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.49%, 11/14/22		718	723,175
Wand Intermediate I LP, 2017 1st Lien Term Loan, (2 mo. LIBOR + 3.00% 1.00% Floor), 4.62%, 09/17/21		784	790,323
Weight Watchers International, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.75%), 6.45%, 11/29/24		1,220	1,234,112

			13,065,732
Diversified Financial Services — 0.9%
AlixPartners LLP, 2017 Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.44%, 04/04/24		1,877	1,890,124
Clipper Acquisitions Corp., 2017 Term Loan B, (2 mo. LIBOR + 2.00% 1.00% Floor), 3.62%, 12/11/24(b)		410	413,075
Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.73%, 06/28/24(b)		955	970,722

			3,273,921
Diversified Telecommunication Services — 6.5%
CenturyLink, Inc.:
2017 Term Loan A, (1 mo. LIBOR + 2.75%), 4.32%, 11/01/22		650	646,263
2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.32%, 01/31/25		6,127	6,031,296
Consolidated Communications, Inc., 2016 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 10/04/23		256	252,359
Frontier Communications Corp.:
2017 Term Loan B1, (1 mo. LIBOR + 3.75%), 5.33%, 06/15/24		214	209,634
Delayed Draw Term Loan A, (1 mo. LIBOR + 2.75%), 4.33%, 03/31/21		878	869,321
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 05/16/24		925	930,745
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (3 mo. LIBOR + 4.50% 1.00% Floor), 6.19%, 01/14/24		1,123	1,136,453
Level 3 Financing, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.70%, 02/22/24		4,291	4,308,893

Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Lumos Networks Operating Co.:
1st Lien Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 11/17/24	USD	602	$608,259
MTN Topco Term Loan, 11/17/24(g)		589	592,772
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.13%, 02/02/24		1,772	1,775,297
Telenet International Finance Sarl, Term Loan AL, (1 mo. LIBOR + 2.50%), 4.06%, 03/01/26		2,855	2,870,560
Telesat Canada, Term Loan B4, (3 mo. LIBOR + 3.00%), 4.70%, 11/17/23		516	518,456
Virgin Media Investment Holdings Ltd., GBP Term Loan L, (LIBOR - GBP + 3.25%), 3.75%, 01/15/27	GBP	600	852,387
Zayo Group LLC, 2017 Term Loan B1, (1 mo. LIBOR + 2.00%), 3.57%, 01/19/21	USD	695	698,183

			22,300,878
Electric Utilities — 2.6%
Energy Future Intermediate Holding Co. LLC, 2017 DIP Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 06/30/18		6,505	6,527,052
PrimeLine Utility Services LLC, Term Loan, (1 mo. LIBOR + 5.50% 1.00% Floor), 7.07%, 11/12/22		838	841,704
TEX Operations Co. LLC:
Exit Term Loan B, (1 mo. LIBOR + 2.50%), 4.06%, 08/04/23		1,254	1,263,653
Exit Term Loan C, (1 mo. LIBOR + 2.50%), 4.06%, 08/04/23		222	223,147
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/18(b)(i)		1,050	—
Vistra Operations Co. LLC, 2016 Term Loan B2, (1 mo. LIBOR + 2.75%), 4.31%, 12/14/23		226	227,327

			9,082,883
Electrical Equipment — 0.8%
Gates Global LLC, 2017 Repriced Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 04/01/24		2,457	2,474,645

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Electrical Equipment (continued)
Generac Power Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 2.00%), 3.69%, 05/31/23	USD	253	$253,869

			2,728,514

Electronic Equipment, Instruments & Components — 0.2%
EXC Holdings III Corp., 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50% 1.00% Floor), 5.16%, 12/02/24		575	581,469

Energy Equipment & Services — 1.1%
Exgen Texas Power LLC, Term Loan B, (3 mo. LIBOR + 4.75% 1.00% Floor), 1.47%, 09/16/21		524	333,112
Gavilan Resources LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 6.00% 1.00% Floor), 7.56%, 03/01/24		1,567	1,570,259
Ocean Rig UDW Inc., Term Loan, (Fixed + 8.00%), 8.00%, 09/20/24		81	81,759
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.31%, 11/08/22(b)		520	538,200
Seadrill Partners Finco LLC, Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 02/21/21		402	353,027
Weatherford International Ltd., Term Loan, (1 mo. LIBOR + 2.30%), 3.88%, 07/13/20		790	772,397

			3,648,754
Food & Staples Retailing — 1.7%
BJ’s Wholesale Club, Inc., 2017 1st Lien Term Loan, (2 mo. LIBOR + 3.50% 1.00% Floor), 4.95%, 02/03/24		1,145	1,143,836
Diplomat Pharmacy, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.07%, 12/12/24		590	593,688
Hostess Brands LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 3.82%, 08/03/22		1,688	1,698,678
US Foods, Inc., 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.07%, 06/27/23		2,550	2,574,638

			6,010,840
Food Products — 3.2%
Albertsons, LLC, 2017 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.32%, 08/25/21		1,235	1,227,623
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 10/10/23		1,673	1,685,287

Security		Par (000)	Value
Food Products (continued)
Dole Food Co., Inc., 2017 Term Loan B, (PRIME + 1.75%), 4.31%, 04/06/24	USD	642	$643,480
JBS USA LLC, 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.10%, 10/30/22		2,772	2,750,846
Pinnacle Foods Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.56%, 02/02/24		1,604	1,616,919
Reddy Ice Corp.:
1st Lien Term Loan, (PRIME + 4.50%), 7.25%, 05/01/19		957	951,183
2nd Lien Term Loan, (3 mo. LIBOR + 9.50%), 11.20%, 11/01/19		328	305,040
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.32%, 02/05/23		1,703	1,715,392

			10,895,770
Health Care Equipment & Supplies — 3.6%
Cotiviti Corp., Term Loan B, (3 mo. LIBOR + 2.50%), 4.20%, 09/28/23		1,037	1,043,767
CryoLife, Inc., Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.69%, 11/14/24(b)		1,130	1,144,125
DJO Finance LLC, 2015 Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 06/08/20		3,812	3,764,948
Immucor, Inc., Extended Term Loan B, (2 mo. LIBOR + 5.00% 1.00% Floor), 6.65%, 06/15/21		2,199	2,240,404
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.44%, 09/24/24		900	897,290
Ortho-Clinical Diagnostics SA, Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.44%, 06/30/21		2,733	2,756,001
YI LLC (b):
2017 1st Lien Delayed Draw Term Loan, 5.64%, 11/07/24		56	56,400
2017 1st Lien Term Loan, (1 Week LIBOR + 4.00% 1.00% Floor), 5.69%, 11/07/24		620	621,550

			12,524,485
Health Care Providers & Services — 6.4%
Acadia Healthcare Co., Inc.:
Term Loan B1, (1 mo. LIBOR + 2.75%), 4.32%, 02/11/22		281	282,816
Tranche B-2 Term Loan, (1 mo. LIBOR + 2.75%), 4.31%, 02/16/23		1,278	1,287,819

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Health Care Providers & Services (continued)
Air Medical Group Holdings, Inc., 2017 Term Loan B2, 4.25%, 09/07/24	USD	890	$900,457
Auris Luxembourg III Sarl, 2017 Term Loan B7, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 01/17/22		1,491	1,502,344
CHG Healthcare Services Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.77%, 06/07/23		2,073	2,095,360
Community Health Systems, Inc., Term Loan G, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 12/31/19		294	290,019
Concentra Inc., 2018 1st Lien Term Loan, 06/01/22 (g)		1,153	1,163,089
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.41%, 02/07/22		489	490,780
DaVita HealthCare Partners, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.32%, 06/24/21		510	516,606
DuPage Medical Group, Ltd.:
1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.42%, 08/15/24		698	703,487
2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 8.42%, 08/15/25		245	245,306
Envision Healthcare Corp., 2016 Term Loan B, (1 mo. LIBOR + 3.00%), 4.58%, 12/01/23		3,401	3,412,675
Explorer Holdings, Inc., 2016 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.52%, 05/02/23		662	664,950
HC Group Holdings III, Inc., Term Loan B, (1 mo. LIBOR + 5.00% 1.00% Floor), 6.57%, 04/07/22		875	885,126
HCA, Inc., Term Loan B9, (1 mo. LIBOR + 2.00%), 3.57%, 03/17/23		1,670	1,682,796
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 06/07/23		1,420	1,429,644
National Mentor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.00%), 4.69%, 01/31/21		293	296,416
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.07%, 10/20/22		1,102	1,107,904
NVA Holdings, Inc.:
1st Lien Term Loan B2, (3 mo. LIBOR + 3.50%), 5.19%, 08/14/21		1,064	1,067,969
Term Loan B3, 01/30/25(g)		53	53,398
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 02/06/24		1,075	1,053,395

Security		Par (000)	Value
Health Care Providers & Services (continued)
Vizient, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 5.07%, 02/13/23	USD	398	$402,667
WP CityMD Bidco LLC, 1st Lien Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.69%, 06/07/24		579	581,084

			22,116,107
Health Care Technology — 1.2%
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 03/01/24		2,217	2,230,987
Press Ganey Holdings, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 10/21/23		980	989,965
2nd Lien Term Loan, (1 mo. LIBOR + 6.50% 1.00% Floor), 8.07%, 10/21/24 (b)		209	211,860
Quintiles IMS, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.69%, 03/07/24		681	684,738

			4,117,550
Hotels, Restaurants & Leisure — 7.0%
Amaya Holdings BV:
2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.69%, 08/01/22		272	273,428
Repriced Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.19%, 08/01/21		1,617	1,628,304
Arby’s Restaurant Group, Inc., 1st Lien Term Loan, 01/17/25(g)		985	997,913
Aristocrat Leisure Ltd., 2017 Incremental Term Loan, (3 mo. LIBOR + 2.00%), 3.74%, 10/19/24		870	876,159
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.50%), 3.97%, 09/15/23		1,140	1,147,474
Bronco Midstream Funding LLC, Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.44%, 08/15/20		1,301	1,315,509
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25% 1.00% Floor), 3.94%, 02/16/24		4,453	4,477,517
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.32%, 12/22/24		2,733	2,764,785
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 4.32%, 08/08/21		788	794,571

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
CEC Entertainment, Inc., Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 02/14/21	USD	358	$347,567
Cyan Blue Holdco 3 Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.50%), 5.19%, 08/23/24		792	795,980
ESH Hospitality, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.82%, 08/30/23		1,975	1,991,303
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.50%), 4.07%, 11/30/23		138	139,842
Gateway Casinos & Entertainment Ltd., Term Loan B1, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.44%, 02/22/23		184	186,663
Hilton Worldwide Finance LLC, Term Loan B2, (1 mo. LIBOR + 2.00%), 3.56%, 10/25/23		1,106	1,113,519
La Quinta Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.47%, 04/14/21		500	501,933
Lakeland Tours LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.59%, 12/15/24		575	583,344
Playa Resorts Holding BV, 2017 Term Loan B, (2 mo. LIBOR + 3.25% 1.00% Floor), 4.89%, 04/05/24		974	980,700
Scientific Games International, Inc., 2017 Term Loan B4, (1 mo. LIBOR + 3.25%), 4.82%, 08/14/24		2,394	2,406,493
Yum! Brands, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.00%), 3.56%, 06/16/23		889	895,450

			24,218,454
Household Durables — 0.2%
Serta Simmons Bedding LLC, 2nd Lien Term Loan, (1 mo. LIBOR + 8.00% 1.00% Floor), 9.56%, 11/08/24		696	652,325

Household Products — 0.9%
Diamond (BC) BV, Term Loan, (2 mo. LIBOR + 3.00%), 4.65%, 09/06/24		647	643,653
Spectrum Brands, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.40%, 06/23/22		2,345	2,354,732

			2,998,385
Independent Power and Renewable Electricity Producers — 3.1%
AES Corp., 2017 Term Loan B, (3 mo. LIBOR + 2.00%), 3.45%, 05/24/22		650	652,389

Security		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
Aria Energy Operating LLC, Term Loan, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.07%, 05/27/22(b)	USD	672	$676,363
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.07%, 01/15/25		775	778,456
Calpine Corp., Term Loan B6, (3 mo. LIBOR + 2.50% 1.00% Floor), 4.20%, 01/15/23		1,129	1,134,846
Compass Power Generation LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.39%, 12/20/24		730	738,672
Dynegy Inc., 2017 Term Loan C2, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.31%, 02/07/24		1,944	1,962,843
Granite Acquisition, Inc.:
Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.19%, 12/19/21		2,013	2,043,611
Term Loan C, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.19%, 12/19/21		331	336,259
Nautilus Power LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.82%, 05/16/24		1,579	1,602,272
Terra-Gen Finance Co. LLC, Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.82%, 12/09/21		786	683,927

			10,609,638
Industrial Conglomerates — 1.0%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00% 1.00% Floor), 5.57%, 11/30/23		2,317	2,339,937
Sequa Corp., 1st Lien Term Loan, (3 mo. LIBOR + 5.00% 1.00% Floor), 6.55%, 11/28/21		955	968,435

			3,308,372
Insurance — 2.9%
Alliant Holdings I, Inc., 2015 Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 08/12/22		1,699	1,710,821
AmWINS Group, Inc.:
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.32%, 01/25/25		505	509,419
2017 Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 01/25/24		1,144	1,150,597

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 5.07%, 10/22/24	USD	605	$610,186
Davis Vision Inc., 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.49%, 11/01/24		1,136	1,148,780
Hub International Ltd., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.41%, 10/02/20		884	890,254
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 03/01/21		1,942	1,946,742
2nd Lien Term Loan, (1 mo. LIBOR + 5.75% 1.00% Floor), 7.32%, 02/28/22		1,595	1,612,944
Stratose Intermediate Holdings II, LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 06/22/23(b)		448	451,108

			10,030,851
Internet & Direct Marketing Retail — 0.3%
Harbor Freight Tools USA, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.07%, 08/18/23		905	908,672

Internet Software & Services — 2.0%
Go Daddy Operating Company LLC, 2017 Repriced Term Loan, (1 mo. LIBOR + 2.25%), 3.82%, 02/15/24		2,305	2,321,097
GTT Communications, Inc., 2017 Add on Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.88%, 01/09/24		221	222,218
Inmar Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 05/01/24		647	648,975
Intralinks, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 5.70%, 11/11/24		695	694,569
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.38%, 11/03/23		2,035	2,052,684
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.32%, 05/06/24		950	954,976

			6,894,519
IT Services — 8.0%
Cologix, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.46%, 03/20/24		1,077	1,077,315

Security		Par (000)	Value
IT Services (continued)
First Data Corp.:
2022 Term Loan, (1 mo. LIBOR + 2.25%), 3.81%, 07/08/22	USD	1,229	$1,237,099
2024 Term Loan, (1 mo. LIBOR + 2.25%), 3.81%, 04/26/24		6,296	6,340,838
Term Loan A, (1 mo. LIBOR + 1.75%), 3.31%, 06/02/20		379	378,820
NeuStar, Inc.:
Term Loan B1, (3 mo. LIBOR + 3.25%), 4.65%, 01/08/20		129	129,504
Term Loan B2, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.15%, 08/08/24		474	479,165
Optiv Security, Inc.:
1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.63%, 02/01/24		2,259	2,145,321
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.63%, 02/01/25		700	639,497
Peak 10, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.19%, 08/01/24		838	841,738
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.63%, 08/01/25		995	999,975
Sabre Global Inc., Incremental Term Loan B, (1 mo. LIBOR + 2.25% 1.00% Floor), 3.82%, 02/22/24		1,566	1,576,048
TKC Holdings, Inc.:
2017 1st Lien Term Loan, (2 mo. LIBOR + 4.25% 1.00% Floor), 5.91%, 02/01/23		1,417	1,433,350
2017 2nd Lien Term Loan, (3 mo. LIBOR + 8.00% 1.00% Floor), 9.78%, 02/01/24		985	990,910
Trans Union LLC, Term Loan B3, (1 mo. LIBOR + 2.00%), 3.57%, 04/10/23		2,997	3,014,663
Vantiv LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.56%, 10/14/23		668	672,159
VF Holding Corp., Reprice Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 06/30/23		2,928	2,957,949

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
IT Services (continued)
WEX, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 3.82%, 06/30/23	USD	2,415	$2,441,712

			27,356,063
Leisure Products — 0.2%
MND Holdings III Corp., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.75% 1.00% Floor), 5.44%, 06/19/24(b)		642	649,373

Life Sciences Tools & Services — 0.8%
Albany Molecular Research, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 08/30/24		1,218	1,222,515
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00% 1.00% Floor), 8.57%, 08/30/25(b)		560	560,000
Parexel International Corp., Term Loan B, (1 mo. LIBOR + 2.75%), 4.32%, 09/27/24		1,018	1,025,831

			2,808,346
Machinery — 2.4%
Clark Equipment Co., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.19%, 05/18/24		689	695,499
Columbus McKinnon Corp., Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 01/31/24(b)		124	125,548
Faenza Acquisition GmbH:
Term Loan B1, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 08/30/20		536	535,087
Term Loan B3, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.23%, 08/30/20		164	163,856
Gardner Denver, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.44%, 07/30/24		1,469	1,475,552
Hayward Industries, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.07%, 08/05/24		1,004	1,010,910
Infiltrator Systems, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.69%, 05/27/22		1,201	1,212,793
Mueller Water Products, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.50%), 4.07%, 11/25/21(b)		485	490,557
Rexnord LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.81%, 08/21/24		665	670,239

Security		Par (000)	Value
Machinery (continued)
Signode Industrial Group US, Inc., Term Loan B, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 05/04/21	USD	509	$508,638
Tecomet Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.88%, 05/01/24		1,201	1,215,633

			8,104,312
Media — 10.3%
Altice Financing SA:
2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 4.47%, 01/31/26		431	424,010
2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.47%, 07/15/25		167	164,941
Altice US Finance I Corp., 2017 Term Loan, (1 mo. LIBOR + 2.25%), 3.82%, 07/28/25		3,481	3,485,445
CBS Radio Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.75%), 4.17%, 11/17/24		529	531,746
Charter Communications Operating LLC:
2017 Term Loan A2, 03/31/23(g)		1,773	1,772,112
2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.58%, 04/30/25		2,110	2,121,994
CSC Holdings LLC:
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%), 3.81%, 07/17/25		2,604	2,607,150
2018 Term Loan B, 01/12/26(g)		1,045	1,052,190
DHX Media Ltd., Term Loan B, (1 mo. LIBOR + 3.75% 1.00% Floor), 5.32%, 12/29/23(b)		483	486,194
Getty Images, Inc., Term Loan B, (1 Week LIBOR + 3.50%), 5.19%, 10/18/19		353	333,697
Gray Television, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.81%, 02/07/24		396	398,618
Hemisphere Media Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%), 5.07%, 02/08/24		968	928,413
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 05/31/21		356	334,295

12

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Media (continued)
iHeartCommunications, Inc.:
Extended Term Loan E, (3 mo. LIBOR + 7.50%), 9.19%, 07/30/19	USD	315	$239,926
Term Loan D, (3 mo. LIBOR + 6.75%), 8.44%, 01/30/19		3,806	2,908,877
Learfield Communications LLC(b):
2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.83%, 12/01/23		1,161	1,172,942
2017 1st Lien Term Loan, 12/01/23(g)		387	390,706
Live Nation Entertainment, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.88%, 10/31/23		292	294,719
Mediacom Illinois LLC, Term Loan K, (1 Week LIBOR + 2.25%), 3.72%, 02/15/24(b)		492	497,793
Mission Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.07%, 01/17/24		103	103,344
Nexstar Broadcasting, Inc., 2017 Term Loan B2, (1 mo. LIBOR + 2.50%), 4.07%, 01/17/24		824	828,632
Numericable Group SA, Term Loan B12, (3 mo. LIBOR + 3.00%), 4.72%, 01/31/26		337	324,232
PSAV Holdings LLC, Term Loan B, (2 mo. LIBOR + 3.50% 1.00% Floor), 4.88%, 04/27/24(b)		1,129	1,132,148
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 4.57%, 02/01/24		630	631,927
SBA Senior Finance II LLC, Term Loan B1, (1 mo. LIBOR + 2.25%), 3.83%, 03/24/21		2,648	2,665,063
Sinclair Television Group Inc., 2017 Term Loan B, 12/12/24(g)		755	761,289
Sinclair Television Group, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%), 3.83%, 01/03/24		628	630,647
Trader Corp., 2017 Term Loan B, (OR + 3.00% 1.00% Floor), 4.69%, 09/28/23		884	884,812
Tribune Media Co., Term Loan C, (1 mo. LIBOR + 3.00%), 4.57%, 01/27/24		2,255	2,257,683
Unitymedia Finance LLC, Term Loan B, (1 mo. LIBOR + 2.25%), 3.81%, 09/30/25		1,245	1,247,590
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 03/15/24		171	171,509

Security		Par (000)	Value
Media (continued)
Virgin Media Bristol LLC, 2017 Term Loan, (1 mo. LIBOR + 2.50%), 4.06%, 01/15/26	USD	2,416	$2,429,433
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.83%, 05/06/21		149	149,354
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.06%, 04/15/25		1,150	1,148,954

			35,512,385
Metals & Mining — 0.3%
AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 01/29/25(b)(g)		750	755,625
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 6.98%, 09/30/23		454	456,526

			1,212,151
Multiline Retail — 0.6%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.56%, 08/04/24		604	606,131
Hudson’s Bay Co., 2015 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.72%, 09/30/22		1,360	1,312,427

			1,918,558
Oil, Gas & Consumable Fuels — 4.8%
BCP Raptor LLC, Term Loan B, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.73%, 06/24/24		1,080	1,087,672
BCP Renaissance Parent LLC, 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.77%, 10/31/24		1,300	1,315,444
California Resources Corp.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 4.75%), 6.31%, 12/31/22		1,492	1,518,140
Second Out Term Loan, (1 mo. LIBOR + 10.37%), 11.94%, 12/31/21		1,327	1,503,364
Chesapeake Energy Corp., Term Loan, (3 mo. LIBOR + 7.50% 1.00% Floor), 8.95%, 08/23/21		1,642	1,755,954
CITGO Holding, Inc., 2015 Term Loan B, (3 mo. LIBOR + 8.50% 1.00% Floor), 10.19%, 05/12/18		612	615,122
CONSOL Energy, Inc.:
1st Lien Term Loan A, 11/26/21(b)(g)		245	244,388

13

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc. (continued):
1st Lien Term Loan B, (3 mo. LIBOR + 6.00% 1.00% Floor), 7.47%, 10/26/22	USD	525	$535,060
EWT Holdings III Corp., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.69%, 12/20/24		896	904,108
Medallion Midland Acquisition LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 10/30/24(b)		963	967,815
MEG Energy Corp., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.20%, 12/31/23		1,397	1,401,147
PowerTeam Services LLC:
1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.94%, 05/06/20		302	303,259
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.94%, 11/06/20		285	285,713
Ultra Resources, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.41%, 04/12/24(b)		887	890,326
Veresen Midstream LP, Reprice Term Loan B, (3 mo. LIBOR + 3.00%), 4.69%, 03/31/22		1,664	1,681,011
Vine Oil & Gas LP, Term Loan B, (1 mo. LIBOR + 6.87% 1.00% Floor), 8.45%, 12/12/21(b)		740	738,150
Woodford Express, LLC, 2018 Term Loan B, 01/17/25(b)(g)		925	920,375

			16,667,048
Personal Products — 1.3%
Clover Merger Sub, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 09/26/24		2,364	2,336,297
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.75% 1.00% Floor), 9.32%, 09/26/25		1,075	1,023,938
Prestige Brands, Inc., Term Loan B4, (1 mo. LIBOR + 2.75%), 4.32%, 01/26/24		1,128	1,137,563

			4,497,798
Pharmaceuticals — 2.3%
Akorn, Inc., Term Loan B, (1 mo. LIBOR + 4.25%), 5.88%, 04/16/21(b)		1,535	1,537,220

Security		Par (000)	Value
Pharmaceuticals (continued)
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 3.72%, 01/31/25	USD	2,499	$2,513,517
Jaguar Holding Co. II, 2017 Term Loan, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 08/18/22		2,389	2,405,798
Valeant Pharmaceuticals International, Inc., Series F4 Term Loan B, (1 mo. LIBOR + 3.50%), 5.06%, 04/01/22		1,612	1,635,742

			8,092,277
Professional Services — 1.3%
Cast and Crew Payroll LLC, 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%), 4.70%, 09/27/24		1,447	1,460,175
Information Resources, Inc., 1st Lien Term Loan, (OR + 4.25% 1.00% Floor), 5.81%, 01/18/24		476	479,139
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.13%, 12/20/24		780	766,350
SIRVA Worldwide, Inc., 2016 Term Loan, (3 mo. LIBOR + 6.50% 1.00% Floor), 8.20%, 11/14/22(b)		483	489,463
Sterling Infosystems, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 06/20/22		1,170	1,175,855

			4,370,982
Real Estate Investment Trusts (REITs) — 1.2%
Capital Automotive LP, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.50% 1.00% Floor), 4.08%, 03/24/24		470	472,291
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.25%), 3.82%, 04/25/23		2,831	2,851,038
RHP Hotel Properties LP, 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.67%, 05/11/24		834	838,393

			4,161,722
Real Estate Management & Development — 1.5%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.50%), 4.07%, 04/18/24		2,210	2,225,635
DTZ US Borrower LLC, 2015 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 5.02%, 11/04/21		174	174,081
Realogy Corp.:
2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.82%, 07/20/22		1,399	1,408,742

14

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Real Estate Management & Development (continued)
Realogy Corp. (continued):
2018 Term Loan B, 01/25/25(g)	USD	69	$69,434
Term Loan A, (1 mo. LIBOR + 2.00%), 3.56%, 10/23/20		629	627,288
SMG (Stadium Management Group), 2017 1st Lien Term Loan, (2 mo. LIBOR + 3.25%), 4.89%, 01/11/25		595	601,694

			5,106,874
Road & Rail — 0.9%
PODS LLC, Term Loan B3, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.56%, 12/06/24		2,295	2,317,193
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 06/13/23		760	760,375

			3,077,568
Semiconductors & Semiconductor Equipment — 0.5%
Cavium, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.82%, 08/16/22(b)		500	503,533
MaxLinear, Inc., Term Loan B, (1 mo. LIBOR + 2.50%), 4.06%, 05/12/24(b)		221	222,736
Microsemi Corp., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.00%), 3.56%, 01/15/23		238	238,981
ON Semiconductor Corp., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.57%, 03/31/23		333	335,555
Versum Materials, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 3.69%, 09/29/23		583	586,634

			1,887,439
Software — 12.7%
Almonde, Inc.:
1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.98%, 06/13/24		1,227	1,233,182
2nd Lien Term Loan, (3 mo. LIBOR + 7.25% 1.00% Floor), 8.73%, 06/13/25		337	338,938
Applied Systems, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.94%, 09/19/24		1,283	1,295,291
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00% 1.00% Floor), 8.69%, 09/19/25		302	311,867

Security		Par (000)	Value
Software (continued)
Aptean, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 4.25% 1.00% Floor), 5.95%, 12/20/22	USD	675	$678,558
Barracuda Networks, Inc., 1st Lien Term Loan, 01/03/25(g)		595	600,504
BMC Software Finance, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.82%, 09/10/22		2,774	2,787,780
Cypress Intermediate Holdings, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.58%, 04/27/24		563	566,206
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.75% 1.00% Floor), 8.32%, 04/27/25		496	506,852
Dell Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 3.58%, 09/07/23		1,535	1,540,475
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.75%), 5.52%, 05/28/24		1,341	1,354,046
DTI Holdco, Inc., 2016 Term Loan B, (2 mo. LIBOR + 5.25% 1.00% Floor), 7.02%, 09/30/23		889	896,124
Flexera Software LLC, 2018 1st Lien Term Loan, 01/23/25(g)		380	382,850
Hyland Software, Inc.:
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.82%, 07/01/22		892	897,575
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 8.57%, 07/07/25(b)		260	266,500
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75% 1.00% Floor), 4.44%, 02/01/22		2,281	2,292,749
Informatica Corp., 2018 Term Loan, (3 mo. LIBOR + 3.25%), 4.94%, 08/05/22		1,730	1,738,525
IQOR US, Inc., Term Loan B, (3 mo. LIBOR + 5.00% 1.00% Floor), 6.69%, 04/01/21		791	789,964
Kronos, Inc.:
2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 4.90%, 11/01/23		2,807	2,833,170
2nd Lien Term Loan, (3 mo. LIBOR + 8.25% 1.00% Floor), 9.63%, 11/01/24		1,045	1,086,800
LANDesk Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 4.25% 1.00% Floor), 5.83%, 01/20/24		19	18,657

15

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Software (continued)
MA FinanceCo. LLC, Term Loan B3, (1 mo. LIBOR + 2.75%), 4.32%, 06/21/24	USD	160	$161,116
McAfee LLC, 2017 Term Loan B, (1 mo. LIBOR + 4.50% 1.00% Floor), 6.07%, 09/30/24		1,147	1,157,782
Mitchell International, Inc.:
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.94%, 11/29/24		2,437	2,446,984
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%), 8.94%, 11/20/25		785	791,625
Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.04%, 04/26/24		770	752,855
Project Leopard Holdings, Inc., Term Loan B, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.19%, 07/07/23		534	537,334
Prometric, Inc., 1st Lien Term Loan, 01/08/25(g)		240	242,700
Seattle Spinco, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%), 4.32%, 06/21/24		1,083	1,088,057
SolarWinds Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 02/05/23		1,970	1,979,222
Solera LLC, Term Loan B, (1 mo. LIBOR + 3.25% 1.00% Floor), 4.82%, 03/03/23		2,445	2,462,190
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25% 1.00% Floor), 4.94%, 09/30/22		2,730	2,745,386
SS&C Technologies, Inc.:
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 3.82%, 07/08/22		2,449	2,462,005
2017 Term Loan B2, (1 mo. LIBOR + 2.25%), 3.82%, 07/08/22		38	38,217
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 4.57%, 05/01/24		2,040	2,048,684
Tibco Software Inc., Repriced Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 12/04/20		1,484	1,492,320

Security		Par (000)	Value
Software (continued)
Veritas Bermuda Ltd., Repriced Term Loan B, (3 mo. LIBOR + 4.50% 1.00% Floor), 6.19%, 01/27/23	USD	750	$753,417

			43,576,507
Specialty Retail — 2.2%
Academy Ltd., 2015 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.49%, 07/01/22		854	685,195
Belron SA, Term Loan B, (3 mo. LIBOR + 2.50%), 3.89%, 11/07/24		1,510	1,526,353
Leslie’s Poolmart, Inc., 2016 Term Loan, (2 mo. LIBOR + 3.75% 1.00% Floor), 5.37%, 08/16/23		1,247	1,249,813
Michaels Stores, Inc., 2016 Term Loan B1, (1 mo. LIBOR + 2.75% 1.00% Floor), 4.32%, 01/30/23		789	794,177
National Vision, Inc., 2017 Repriced Term Loan, (1 mo. LIBOR + 2.75%), 4.32%, 11/20/24		527	529,189
Party City Holdings, Inc., 2016 Term Loan, (3 mo. LIBOR + 3.00%), 4.70%, 08/19/22		547	549,682
Petco Animal Supplies, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.77%, 01/26/23		531	401,036
PetSmart, Inc., Term Loan B2, (1 mo. LIBOR + 3.00% 1.00% Floor), 4.57%, 03/11/22		111	90,283
Staples, Inc., 2017 Term Loan B, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.49%, 09/12/24		1,001	995,374
Things Remembered, Inc., 2016 Term Loan, (PIK + 11.00%), 6.00%, 02/29/20(b)		645	—
TruGreen Limited Partnership, 2017 Term Loan, (3 mo. LIBOR + 4.00% 1.00% Floor), 5.54%, 04/13/23		712	719,484

			7,540,586
Technology Hardware, Storage & Peripherals — 0.9%
Western Digital Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 3.56%, 04/29/23		3,033	3,053,143

Textiles, Apparel & Luxury Goods — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, (3 mo. LIBOR + 5.25% 1.00% Floor), 6.94%, 08/12/22 (b)		1,474	1,485,431

16

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Varsity Brands, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.50% 1.00% Floor), 5.07%, 12/15/24	USD	330	$333,439

			1,818,870
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50% 1.00% Floor), 5.19%, 10/29/21		1,681	1,697,490

Trading Companies & Distributors — 1.3%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.82%, 01/02/25		1,981	1,995,501
HD Supply, Inc.:
Term Loan B3, (3 mo. LIBOR + 2.25%), 3.94%, 08/13/21		1,461	1,473,492
Term Loan B4, (3 mo. LIBOR + 2.50%), 4.19%, 10/17/23		619	624,566
Nexeo Solutions LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 3.25%), 4.94%, 06/09/23		152	154,210
Oxbow Carbon LLC, 2017 Repriced Term Loan, 12/14/22(b)(g)		175	176,750

			4,424,519
Transportation — 0.6%
Direct ChassisLink Inc., 2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.00%), 7.57%, 06/15/23(b)		430	439,675
Gruden Acquisition, Inc., 2017 Term Loan, (3 mo. LIBOR + 5.50% 1.00% Floor), 7.19%, 08/18/22		480	483,892
Safe Fleet Acquisition, Corp.(g):
2018 1st Lien Term Loan, 01/22/25		695	698,690
2018 2nd Lien Term Loan, 01/22/26		305	307,288

			1,929,545
Utilities — 0.1%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00% 1.00% Floor), 4.47%, 11/28/24		305	308,813

Wireless Telecommunication Services — 2.6%
GEO Group, Inc., 2017 Term Loan B, (3 mo. LIBOR + 2.25%), 3.95%, 03/22/24		1,490	1,495,791
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 12/07/20		4,148	3,837,148

Security	Par (000)/ Shares/Beneficial Interests (000)	Value
Wireless Telecommunication Services (continued)
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.25%), 3.81%, 12/20/24	USD	3,450	$3,475,124

			8,808,063

Total Floating Rate Loan Interests — 133.5% (Cost — $458,159,429)			459,152,890

Investment Companies — 2.0%
United States — 2.0%
iShares iBoxx USD High Yield Corporate Bond ETF(j)		49,000	4,277,700
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		90,000	2,496,600

Total Investment Companies — 2.0% (Cost — $6,783,358)			6,774,300

Other Interests (h) — 0.0%
Afghanistan — 0.0%
Lear Corp. Escrow(b)	USD	500	5

United States — 0.0%
Millennium Corp.(b)		1921	—

Total Other Interests — 0.0% (Cost — $—)			5

Rights — 0.0%
Electric Utilities — 0.0%
Vista Energy(a)(b)		28,707	26,985

Warrants — 0.0%(a)
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)(b)		166	—

Metals & Mining — 0.0%
AFGlobal Corp. (Expires12/20/20)(b)		2,642	—

Software — 0.0%
Bankruptcy Management Solutions, Inc., (Expires 07/01/19)(b)		195	—
Bankruptcy Management Solutions, Inc., (Expires 07/01/20)(b)		292	—

17

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Bankruptcy Management Solutions, Inc., (Expires 07/02/18) (b)	181	$—
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)(b)	1,501	4

Total Warrants — 0.0% (Cost — $50,055)		4

Total Long-Term Investments — 145.5% (Cost — $499,705,511)		500,690,372

Security	Value
Options Purchased — 0.1% (Cost — $86,373)	$147,136

Total Investments — 145.6% (Cost — $499,791,884)	500,837,508
Liabilities in Excess of Other Assets — (45.6)%	(156,882,893)

Net Assets — 100.0%	$343,954,615

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 10/31/17	Shares Purchased	Shares Sold		Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,895,053	—	(1,895,053	) (b)	—	$—	$7,026	$8	$—
iShares iBoxx USD High Yield Corporate Bond ETF	19,000	30,000	—		49,000	4,277,700	42,865	—	(6,550)

						$4,277,700	$49,891	$8	$(6,550)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

18

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Float Rate Income Trust (BGT)

Portfolio Abbreviations

CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
GBP	British Pound
LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
SPDR	Standard & Poor’s Depository Receipts
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

CurrencyPurchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	848,028	GBP	625,000	JPMorgan Chase Bank N.A.	02/05/18	$(39,480)
USD	884,117	GBP	623,000	Barclays Bank PLC	03/05/18	(1,471)

	Net Unrealized Depreciation					$(40,951)

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
	Rate	Frequency	Rate	Frequency
Put
10-Year Interest Rate Swap, 03/02/28	2.62%	Semi-annual	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	02/28/18	2.62%	USD	900	$12,777
10-Year Interest Rate Swap, 03/02/28	2.65	Semi-annual	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	02/28/18	2.65	USD	800	9,753
10-Year Interest Rate Swap, 04/18/28	2.75	Semi-annual	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	04/16/18	2.75	USD	6,900	78,110
10-Year Interest Rate Swap, 04/18/28	2.75	Semi-annual	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	04/16/18	2.75	USD	1,300	14,716
10-Year Interest Rate Swap, 04/27/28	2.65	Semi-annual	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	04/25/18	2.65	USD	900	15,594
10-Year Interest Rate Swap, 05/20/28	2.82	Semi-annual	3-Month LIBOR	Quarterly	JPMorgan Chase Bank N.A.	05/18/18	2.82	USD	1,500	16,186

										$147,136

19

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT)

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	26	12/14/19	USD	942.86	USD	—	$—

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CenturyLink, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/22	USD	766	$98,861	$98,458	$403
CenturyLink, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/22	USD	784	101,185	103,413	(2,228)

							$200,046	$201,871	$(1,825)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

20

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$7,020,825	$—	$7,020,825
Common Stocks	612,516	165,776	6	778,298
Corporate Bonds	—	26,937,065	—	26,937,065
Floating Rate Loan Interests	—	432,951,099	26,201,791	459,152,890
Investment Companies	6,774,300	—	—	6,774,300
Other Interests	—	—	5	5
Rights	—	—	26,985	26,985
Warrants	—	—	4	4
Options Purchased :
Interest rate contracts	—	147,136	—	147,136
Unfunded Floating Rate Loan Interests(a)	—	2,647	740	3,387

	$7,386,816	$467,224,548	$26,229,531	$500,840,895

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$403	$—	$403
Liabilities:
Credit contracts	—	(2,228)	—	(2,228)
Foreign currency exchange contracts	—	(40,951)	—	(40,951)

	$—	$(42,776)	$—	$(42,776)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $149,000,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended January 31, 2018, there were no transfers between Level 1 and Level 2.

21

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock Floating Rate Income Trust (BGT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Floating Rate Loan Interests	Other Interests	Rights	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of October 31, 2017	$—	$6	$17,889,778	$5	$27,272	$45	$—	$17,917,106
Transfers into Level 3(a)	—	—	9,603,137	—	—	—	—	9,603,137
Transfers out of Level 3(b)	—	—	(7,749,602)	—	—	—	—	(7,749,602)
Accrued discounts (premiums)	—	—	20,309	—	—	—	—	20,309
Net realized gain (loss)	—	—	10,120	—	—	—	—	10,120
Net change in unrealized appreciation (depreciation)(c)	—	—	80,368	—	(287)	(41)	740	80,780
Purchases	—	—	9,550,346	—	—	—	—	9,550,346
Sales	—	—	(3,202,665)	—	—	—	—	(3,202,665)

Closing Balance, as of January 31, 2018	$—	$6	$26,201,791	$5	$26,985	$4	$740	$26,229,531

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018(c)	$—	$—	$107,822	$—	$(287)	$(41)	$740	$108,234

(a)	As of October 31, 2017, the Trust used observable inputs in determining the value of certain investments. As of January 31, 2018, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.
(b)	As of October 31, 2017, the Trust used significant unobservable inputs in determining the value of certain investments. As of January 31, 2018, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.
(c)	Any difference between net change in unrealized appreciation (depreciation) on investments still held at January 31, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: March 21, 2018